United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/11

Date of Reporting Period:  Quarter ended 6/30/10

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.3%
		Aerospace/ Defense – 1.8%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	2,856,500
2,650,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	2,530,750
2,800,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,555,000
1,375,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	855,938
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,190,875
1,100,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	1,116,500
600,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	583,500
1,922,086	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	1,893,255
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,896,562
		TOTAL	18,478,880
		Automotive – 4.1%
1,750,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,916,250
475,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	491,625
350,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	372,750
1,775,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	1,797,188
3,600,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.048%, 1/13/2012	3,501,000
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,074,416
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,906,816
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,745,368
2,475,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	2,605,037
7,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	7,990,148
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,074,199
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	2,841,125
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	403,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	478,563
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,122,000
1,025,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,060,875
4,950,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	5,018,062
5,575,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	5,630,750
		TOTAL	43,029,172
		Building Materials – 1.6%
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	1,259,063
2,375,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	2,624,375
4,800,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	2,952,000
1,205,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,146,256
3,225,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	3,337,875
2,375,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	2,487,812
2,550,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,677,500
		TOTAL	16,484,881
		Chemicals – 3.2%
475,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	522,500
400,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	408,000
450,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	462,375
3,550,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4,011,500
1,325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,360,609

Principal Amount or Shares			Value
$2,625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,382,187
2,525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	2,398,750
2,225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	1,958,000
2,900,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	2,689,750
1,700,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,725,500
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,206,260
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,118,000
5,650,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	5,819,500
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,011,625
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,654,125
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,873,258
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,165,558
		TOTAL	33,767,497
		Construction Machinery – 0.5%
1,150,000	[1,2]	Case New Holland, 7.875%, 12/1/2017	1,164,375
3,100,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,096,125
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,158,313
		TOTAL	5,418,813
		Consumer Products – 5.9%
5,250,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	5,223,750
3,232,152		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	3,119,027
2,700,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,693,250
4,475,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	4,458,219
3,075,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	3,198,000
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,614,500
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,135,750
6,375,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	6,542,344
4,650,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,673,250
1,150,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	1,196,000
1,890,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,097,900
4,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,012,312
1,225,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,321,469
4,454,500		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	4,877,677
1,125,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,161,562
8,523,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,650,845
		TOTAL	60,975,855
		Energy – 5.3%
3,775,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	2,755,750
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	2,901,625
2,500,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	2,450,000
4,175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	4,232,406
3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,413,250
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	813,875
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	535,500
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,000,250
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,480,812
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,573,250
423,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	444,150
2,850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,764,500

Principal Amount or Shares			Value
$1,175,000		Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	1,230,813
4,475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,430,250
1,850,000		Linne Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,109,000
1,925,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	1,980,344
4,650,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	4,533,750
1,500,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,312,500
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,209,500
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,868,426
1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,176,000
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,080,750
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,114,375
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,495,281
1,625,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	1,547,813
1,400,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,428,000
1,200,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,281,000
		TOTAL	55,163,170
		Entertainment – 1.0%
3,325,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,358,250
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	0
550,000	[1,2]	Live Nation, Inc., Sr. Note, Series 144A, 8.125%, 5/15/2018	536,250
750,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	757,500
3,000,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	3,030,000
2,500,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	2,562,500
		TOTAL	10,244,500
		Environmental – 0.1%
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,231,281
		Financial Institutions – 5.4%
8,050,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	8,200,937
3,086,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	3,136,148
3,122,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,895,655
2,975,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	3,019,625
1,050,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	1,029,000
3,900,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	4,007,250
9,950,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	9,004,750
3,725,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	3,631,875
2,500,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	2,375,000
7,400,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	7,030,000
2,975,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,722,125
2,900,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,066,750
7,400,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	6,475,000
		TOTAL	56,594,115
		Food & Beverage – 3.9%
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,430,250
3,025,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.844%, 2/1/2015	2,798,125
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,115,750
4,100,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	3,854,000
1,850,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	1,910,125
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,561,875
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,299,625

Principal Amount or Shares			Value
$425,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	435,625
6,884,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	6,677,480
2,325,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	2,406,375
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,165,484
3,600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,456,000
1,475,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,640,938
575,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	598,000
		TOTAL	40,349,652
		Gaming – 6.0%
3,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,984,375
3,575,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	3,762,687
3,135,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,154,594
3,600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	3,564,000
4,525,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,785,187
3,775,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
5,200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,127,500
1,017,083	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	321,653
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,856,875
775,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	618,063
10,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	8,083,500
400,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	437,000
775,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	858,312
775,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	897,062
1,900,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	1,795,500
2,650,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	2,650,000
1,875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	1,877,344
2,875,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,882,187
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	800,188
650,000	[1,2]	Pinnacle Entertainment, Inc., Sr. Sub. Note, Series 144A, 8.75%, 5/15/2020	605,313
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,626,250
3,700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,392,419
575,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	458,563
2,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,160,000
1,175,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, Series 144A, 7.875%, 11/1/2017	1,195,562
2,125,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	2,140,937
1,975,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	2,125,594
		TOTAL	62,160,665
		Health Care – 9.2%
2,875,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	2,846,250
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,123,312
2,000,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,020,000
350,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	366,625
9,550,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,385,625
900,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	895,500
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,931,250
1,425,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,551,469
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,666,000
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	12,324,097
2,825,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,008,625

Principal Amount or Shares			Value
$7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,048,437
500,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	540,000
1,775,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	1,743,938
2,800,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	2,814,000
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,461,125
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,296,375
625,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	640,625
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,200,875
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.1335%, 6/1/2015	1,288,625
2,800,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	2,772,000
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,638,668
2,325,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	2,243,625
1,700,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,734,000
1,625,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,657,500
1,325,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,343,742
5,585,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	5,717,644
		TOTAL	95,259,932
		Industrial — Other – 5.9%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,477,250
2,700,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,720,250
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,127,813
1,525,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	1,532,625
3,125,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,304,687
2,000,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,080,000
2,400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,544,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,772,531
2,225,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	2,174,937
1,225,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.412%, 12/15/2013	1,127,000
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,147,125
2,275,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.666%, 4/1/2015	2,041,813
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,686,500
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,993,594
2,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,661,625
1,200,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	1,242,000
2,750,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	3,066,250
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,648,125
2,500,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,459,375
2,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,985,625
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	3,202,719
1,625,000	[1,2]	Rexnord, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	1,584,375
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,329,812
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,528,000
1,700,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,759,500
650,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	663,000
		TOTAL	61,860,531
		Lodging – 0.7%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,478,687
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,398,250
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,614,844

Principal Amount or Shares			Value
$500,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	506,250
		TOTAL	6,998,031
		Media — Cable – 2.2%
225,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	230,625
625,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	631,250
2,648,638		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	3,098,906
475,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	488,063
6,275,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	6,290,687
1,150,000	[1,2]	Insight Communication Co., Sr. Note, 9.375%, 7/15/2018	1,150,000
4,275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,451,344
1,350,000		Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	1,471,500
4,600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	4,881,750
		TOTAL	22,694,125
		Media — Non-Cable – 9.0%
5,315,197		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,152,655
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,577,625
200,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	206,500
475,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	475,000
2,025,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	2,045,250
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	3,915,375
5,725,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	42,938
1,050,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,078,875
10,525,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	11,261,750
10,450,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	10,685,125
3,325,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	3,682,437
625,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	684,375
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,048,000
900,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, Series 144A, 7.875%, 4/15/2018	902,250
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,547,813
425,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	425,000
4,300,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	4,601,000
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	5,367,375
3,741,648	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee PIK, 0.50/7.00%, 1/15/2014	3,348,775
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,253,000
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	2,034,688
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,195,000
3,825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	4,197,937
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	591,000
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,876,250
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,699,125
1,775,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,748,375
2,900,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,034,125
2,375,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,351,250
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,978,500
4,431,025	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,710,983
525,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	565,688
3,400,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,731,500
400,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	429,000
		TOTAL	93,444,539

Principal Amount or Shares			Value
		Metals & Mining – 0.3%
$2,975,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	29,676
2,400,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	27,000
2,475,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	2,926,687
		TOTAL	2,983,363
		Packaging – 2.7%
2,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	2,512,500
1,825,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, Series 144A, 9.50%, 5/15/2018	1,679,000
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,498,875
950,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	995,125
4,725,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	4,925,812
1,050,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,092,000
2,450,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	2,425,500
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	491,625
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	864,188
2,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,416,313
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,512,437
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,666,812
		TOTAL	28,080,187
		Paper – 1.8%
1,550,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	1,604,250
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	975,000
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	857,344
4,675,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	5,008,094
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	446,250
7,100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	7,259,750
1,200,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	1,095,000
1,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	1,430,689
		TOTAL	18,676,377
		Restaurants – 1.0%
2,525,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,667,031
4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,798,875
2,975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	2,551,063
		TOTAL	10,016,969
		Retailers – 4.4%
3,659,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	4,175,834
925,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	945,813
5,900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	5,442,750
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,105,500
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,598,000
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	579,000
475,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	453,625
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,064,250
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	822,375
1,800,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,620,000
2,350,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	2,361,750
3,650,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,403,625
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,670,625
625,000	[1,2]	Susser Holdings Corp., Sr. Note, Series 144A, 8.50%, 5/15/2016	628,125
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,016,250

Principal Amount or Shares			Value
$6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	6,774,062
4,725,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	5,185,687
2,600,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,457,000
		TOTAL	46,304,271
		Services – 2.9%
1,575,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	1,571,063
3,775,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	3,425,812
3,050,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	3,111,000
153,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	156,825
3,075,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	3,105,750
4,575,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	4,254,750
1,800,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	1,872,000
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	7,055,250
5,975,000		West Corp., Sr. Note, 9.50%, 10/15/2014	6,034,750
		TOTAL	30,587,200
		Technology – 7.0%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,061,500
1,250,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	1,250,000
3,125,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	3,140,625
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	5,710,500
2,925,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	2,237,625
944,425		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	849,983
2,075,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	1,903,813
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	3,721,875
4,375,000	[1,2]	GXS Worldwide, Inc, Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	4,200,000
1,875,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	1,865,625
2,300,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	2,351,750
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,925,750
2,974,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,122,700
2,725,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	2,779,500
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,608,125
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.791%, 4/1/2012	2,374,721
4,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	4,110,000
700,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	751,625
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	5,310,500
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,095,312
4,050,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	4,576,500
1,800,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,953,000
2,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,658,250
		TOTAL	72,559,279
		Transportation – 1.0%
1,025,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	1,040,375
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	415,000
3,450,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,510,375
2,675,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	2,788,688
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,604,250
700,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	700,000
		TOTAL	10,058,688

Principal Amount or Shares			Value
		Utility — Electric – 2.3%
$2,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	2,053,938
3,950,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	2,765,000
1,050,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	782,250
1,238,621	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,215,261
3,650,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,622,625
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,962,562
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,444,676
5,675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	3,773,875
2,725,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,812,125
		TOTAL	24,432,312
		Utility — Natural Gas – 3.8%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,600,000
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	653,250
3,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	3,161,812
3,550,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	3,532,804
4,950,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,752,000
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,119,250
775,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	792,438
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,974,750
850,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	820,250
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,237,625
3,500,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	3,570,000
3,047,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,153,645
1,225,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,304,625
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,184,937
		TOTAL	39,857,386
		Wireless Communications – 4.1%
225,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	233,156
2,725,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3,058,813
3,775,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,708,938
3,550,251	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,501,435
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	771,125
7,050,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	7,296,750
950,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	983,250
6,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,873,250
700,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	728,000
650,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	687,375
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	9,464,000
2,125,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,135,625
4,275,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,858,187
		TOTAL	42,299,904
		Wireline Communications – 0.2%
450,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	461,250
1,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,683,983
		TOTAL	2,145,233
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,009,042,138)	1,012,156,808

Principal Amount or Shares			Value
		COMMON STOCKS – 0.1%
		Consumer Products – 0.0%
3,192	[1,3,5]	Sleepmaster LLC	32
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media — Non-Cable – 0.1%
52,985	[3]	Dex One Corp.	1,006,715
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL	1,006,715
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,249
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,549,291)	1,011,996
		PREFERRED STOCK – 0.3%
		Finance — Commercial – 0.3%
3,728	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,137,223)	2,897,938
		Warrant – 0.0%
		Media — Non-Cable – 0.0%
20,233	[3,5]	Readers Digest Association, Inc., Warrants (IDENTIFIED COST $0)	0
		MUTUAL FUND – 0.7%
7,380,386	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28% (AT NET ASSET VALUE)	7,380,386
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $1,033,109,038)[8]	1,023,447,128
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	17,073,763
		TOTAL NET ASSETS — 100%	$1,040,520,891
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $306,080,438, which represented 29.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2010, these liquid restricted securities amounted to $302,063,657, which represented 29.0% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$7,280,944	$ —
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/12/2008	$3,472,053	$4,011,500
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$3,283,529	$ —
Motels of America, Inc.	8/30/1994	$117,506	$ —
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$26,419	$5,249
Sleepmaster LLC	12/23/2004	$ —	$32
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.

7	7-Day net yield.
8	At June 30, 2010, the cost of investments for federal tax purposes was $1,028,887,880. The net unrealized depreciation of investments for federal tax purposes was $5,440,752. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,616,529 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,057,281.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,012,156,808	$ —	$1,012,156,808
Equity Securities:
Common Stock
Domestic	1,006,715	—	32	1,006,747
International	—	—	5,249	5,249
Preferred Stock
Domestic	—	2,897,938	—	2,897,938
Warrant	—	—	—	—
Mutual Fund	7,380,386	—	—	7,380,386
TOTAL SECURITIES	$8,387,101	$1,015,054,746	$5,281	$1,023,447,128

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of April 1, 2010	$ —	$32	$5,502
Change in unrealized appreciation (depreciation)	5,757,413	—	(253)
Realized gain (loss)	(5,780,063)	—	—
Transfer in and/or out of Level 3	22,650[1]	—	—
Balance as of June 30, 2010	$ —	$32	$5,249
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2010.	$(22,650)	$ —	$(253)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK — Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010